Impairment Charges	12 Months Ended
Jan. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment Charges

(5) Impairment Charges

During the second quarter of FY2014, based on the continued decline in revenues and forecasted results experienced by many of Layne’s division, Layne reassessed its estimates of the fair value of its reporting units. These circumstances indicated a potential impairment of goodwill in Geoconstruction and, as such, Layne assessed the fair value of its goodwill to determine if the carrying value exceeded its fair value.

As a result of its analysis, Layne determined the carrying value of the Geoconstruction goodwill in the amount of $14.6 million exceeded its fair value and an impairment charge equal to that amount was recorded in the second quarter FY2014. The total assessed fair value of zero was determined based on Level 3 inputs.

During FY2013, due to the underperformance of certain product lines within Water Resources and Energy Services, Layne assessed the value of certain of its long-lived assets within those businesses. Layne also assessed the value of certain of its trademarks in light of strategic decisions for those product lines. As a result of its assessments, Layne concluded that impairments of value had occurred, and Layne recorded impairment charges. The impaired assets included specific patents, trademarks, property and equipment. The carrying value of the assets before impairment was $15.8 million and the impairments totaled $8.4 million, of which $4.4 million was associated with Water Resources and $4.0 million was associated with Energy Services. The charges consisted of $2.9 million associated with intangible assets, with the remainder consisting of adjustments to record tangible assets at an expected sales value. None of these operations had any associated goodwill recorded. Of the total assessed fair value of $7.4 million, the amount determined based on Level 1 inputs was $3.6 million, with the remainder based on Level 3 inputs (See Note 13 to the Consolidated Financial Statements for discussion of Level 1, 2 and 3 inputs).

During FY2012, in connection with the annual goodwill impairment test and as a result of the on-going weakness in municipal spending due to the poor economic environment, changes in corporate strategy and the revision of its reporting units and segments and declining natural gas prices, Layne reassessed its estimates of the fair value of its reporting units. These circumstances indicated a potential impairment of goodwill and, as such, Layne assessed the fair value of its goodwill to determine if the book value exceeded its fair value. As a result of this assessment, Layne determined that the carrying value of goodwill of $105.7 million exceeded its fair value and Layne recorded an impairment charge of $86.2 million. Of this charge, $17.1 million related to Water Resources, $23.1 million to Inliner, $44.6 million to Heavy Civil, $1.0 million to the discontinued Energy division and $0.4 million to other businesses. The total assessed fair value of $19.5 million was determined based on Level 3 inputs. The write-offs were a result of projected continued weakness in demand for construction projects that was greater and more persistent than originally anticipated, continuing projected weakness in the economy adversely affecting spending by government agencies and the resulting pressures on margins from increased competition from smaller competitors. The goodwill charge in Water Resources was also impacted by a shift in the corporate strategy in the fourth quarter to focus more on traditional water treatment services, resulting in the write-off of goodwill associated with acquired companies that had a heavy research and development focus.

Also during FY2012, due to a change in corporate strategy to emphasize the Layne name for all Layne’s services worldwide, Layne decided to cease using certain trade names. Layne recorded an impairment charge of $9.4 million related to those trade names, $9.1 million of which was associated with Heavy Civil. Additionally, due to significant underperformance of certain water treatment businesses, Layne assessed the value of certain of its definite-lived intangible assets and recorded an impairment charge of $2.0 million in Energy Services. The carrying value of the trademarks and other intangibles before impairment was $12.6 million. The total assessed fair value of $1.2 million was determined based on Level 3 inputs.